Basis of preparation	12 Months Ended
Dec. 31, 2023
Basis of preparation [Abstract]
Basis of preparation
2.	Basis of preparation

These combined financial statements have been prepared for purposes of including them in a filing with the U.S. Securities and Exchange Commission. During 2024, the Group conducted a capital restructuring that resulted in Murano Global becoming the ultimate parent company of the Group and Murano PV, S. A. de C. V. as an intermediate holding company of the Group of the companies included in these combined financial statements and a subsidiary of Murano Global.

a.	Statement of compliance

The Group has prepared these combined financial statements in accordance with the International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB), in effect as of December 31, 2023.

b.	Basis of measurement

The combined financial statements have been prepared on the historical cost basis, except for derivative financial instruments, net defined benefit liability and certain items of property, construction in process and equipment such as land, buildings and construction in process, which are measured at fair value at the end of each reporting period.

c.	Going concern basis

These combined financial statements have been prepared assuming the companies included will continue as a going concern. However, management has identified material uncertainties that may cast significant doubt on the ability of certain companies included in these Combined Financial Statements to continue as a going concern. As a result, certain of these companies may be unable to realize their assets and discharge their liabilities in the normal course of business.

The combined operations of the Group are that of an early-stage and emerging growth company. Fideicomiso Murano 2000, Inmobiliaria Insurgentes 421 and Murano World (collectively the “Debt Holder Entities”) have incurred significant debt primarily to fund operating expenses and finance the construction projects mentioned in note 1 (a). In addition, a covenant related to the debt held by Fideicomiso Murano 2000, which was in compliance as of December 31, 2023, was breached subsequent to year end. On March 19, 2024, a temporary waiver for this covenant breach was obtained until May 1, 2024. The Debt Holder Entities represent 83.8% of the Group’s total combined assets.

In addition, as of December 31, 2023, the companies comprising the remaining 16.2% of the total combined assets of the Group have incurred recurring losses and negative operating cash flows since their inception. As of December 31, 2023, total current liabilities exceed the amount of the total current assets on the combined statement of financial position. Based upon the Group’s current plans, management believes that financial resources to fund the operations of those entities as well as the Debt Holder Entities above for the twelve months subsequent to the authorization and issuance of these combined financial statements may be insufficient.

As a result of these conditions, substantial doubt exists about the ability of those entities as well as the Debt Holder Entities above to continue as a going concern following twelve months after the financial statements are authorized to be issued.

Management continues evaluating strategies to obtain the required additional funding necessary for future operations, to comply with all covenants as required by the loan agreements, and to be able to discharge the outstanding debt and other liabilities as they become due. In assessing these strategies, management has considered the available cash resources, inflows from the hotels that are already in operation, and future financing options available to the Group such as new or restructured loan agreements and the possible financial support of the major shareholder of the Group. However, the Group may be unable to access further equity or debt financing when needed. As such, there can be no assurance that the Group will be able to obtain additional liquidity when needed or under acceptable terms, if at all.

As part of its strategy and funding plans, in January 2024, the Group signed a loan agreement with Fínamo for $350,000,000 with an annual interest rate of 17%, the funds were received on the same date. The Group also signed a loan agreement with Fínamo for U.S. $26,000,000 with an annual interest rate of 15%, the funds were received on January 18, 2024; part of this second loan was used to repay the first $350,000,000.

On February 1, 2024, the Group received U.S.$6,000,000 related to the tranche C of the Syndicated loan On March 27, 2024, Murano World, S. A. de C. V. increased its credit line with Santander from U.S.$1,500,000 to U.S.$2,000,000. Finally, on April 9, 2024, Murano PV, S. A. de C. V. signed a loan agreement with Fínamo for $100,000,000 with maturity in 6 months and a fixed annual interest rate of 22%.

These combined financial statements do not include any adjustments to the carrying amounts and classifications of assets and liabilities and reported expenses that may otherwise be required if the going concern basis for the entities comprising the Group was not appropriate.

d.	Functional and presentation currency

These combined financial statements are presented in Mexican pesos. All amounts have been rounded, unless otherwise indicated.

Management has exercised judgment in selecting the functional currency of each of the entities included in these combined financial statements based on the primary economic environment in which the entity operates and in reference to the various indicators including the currency that primarily influences or determines interest income, interest expense and other expenses. Based on this evaluation, management has determined that the functional currency of each of the entities included in these combined financial statements is the Mexican peso.

For purposes of disclosure in the notes to the combined financial statements, “pesos” or “$”, means Mexican pesos and “dollars” or “U.S.$” means United States of America dollars.

e.	Segments

Operations are managed and the financial performance is evaluated on a company-wide basis. Accordingly, all of the Group’s hotels, construction and service operations are considered by management to be aggregated in one reportable operating segment; therefore, no separate segment disclosures are presented.

f.	Use of judgments and estimates

In preparing these combined financial statements, management has made judgments and estimates that affect the application of the Group’s accounting policies and the reported amounts of assets, liabilities, income, and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognized prospectively.

A.	Judgments

Information about judgments made in applying accounting policies that have the most significant effects on the amounts recognized in the combined financial statements is included in the following notes:

Note 3(g) - Construction in process, land and buildings: Subsequent measurement of construction in process is at fair value based on periodic, at least annually, valuations performed by external independent appraisers.

B.	Assumptions and estimation uncertainties

Information about assumptions and estimation uncertainties as of December 31, 2023, that have a significant risk of resulting in a material adjustment to the carrying amounts of assets and liabilities within the next financial year is included in the following notes:

Note 7 - determining the fair value of construction in process, land and building on the basis of significant unobservable inputs;
Note 8 - determining the fair value of the investment property on the basis of significant unobservable inputs;
Note 11 - measurement of defined benefit obligations: key actuarial assumptions;
Note 12 - recognition of deferred tax assets: availability of the future taxable profit against which deductible temporary differences and tax losses carried forward can be utilized;
Note 13 - determining the fair value of financial derivative instruments; and
Note 17 - recognition and measurement of provisions and contingencies: key assumptions about the likelihood and magnitude of an outflow of resources.

C.	Measurement of fair value

A number of the Group’s accounting policies and disclosures require the measurement of fair values, for both financial and non-financial assets and liabilities.

The Group reviews the significant observable inputs and valuation adjustments.

If third-party information, such as broker quotes or pricing services, is used to measure fair values, the Group evaluates the evidence obtained from third parties to support the conclusion that these valuations meet the requirements of IFRS, including the level in the fair value hierarchy in which the valuations should be classified.

When measuring the fair value of an asset or a liability, the Group uses observable market data whenever possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:

•	Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.
•	Level 2: Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).
•	Level 3: Inputs for the asset or liability that are not based on observable market data (unobservable inputs).

If the inputs used to measure the fair value of an asset or a liability fall into different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

The Group recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.

Further information about the assumptions made in measuring fair values is included in the following notes:

-	Note 7 - Property, construction in process and equipment.
-	Note 8 - Investment Property.
-	Note 13 - Financial instruments - Fair value and risk management.